Trade and Other Receivables - Summary of Movements in Group's Allowance for Expected Credit Losses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Trade And Other Receivables [Line Items]
Beginning balance	€ 8
Ending balance	5	€ 8
Trade Receivables
Disclosure Of Trade And Other Receivables [Line Items]
Beginning balance	8	15
Provision for expected credit losses	12	15
Reversal of unutilized provisions	(12)	(18)
Receivables written off	(3)	(4)
Ending balance	€ 5	€ 8